SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Summary Of Significant Accounting Policies Details Narrative
Management fee rate (percent)		1.50%	1.50%
Breakup-fee due for ResCap bankruptcy		$ 8,400